Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.45%	3.16%	2.47%
Risk-free interest rate of return, maximum	3.21%	3.66%	2.87%
Contractual term	6 years	6 years	6 years
Volatility, minimum	49.00%	50.00%	50.70%
Volatility, maximum	50.50%	50.70%	54.00%
Dividend yield	0.00%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.30%
Risk-free interest rate of return		3.58%
Risk-free interest rate of return, maximum	3.50%
Contractual term	10 years	10 years
Volatility, minimum	54.20%
Volatility		55.40%
Volatility, maximum	55.40%
Dividend yield	0.00%	0.00%
2018 Plan | Options classified as Liability Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.45%	3.39%
Risk-free interest rate of return, maximum	3.19%	3.58%
Contractual term	10 years	10 years
Volatility, minimum	54.20%	55.40%
Volatility, maximum	55.50%	55.60%
Dividend yield	0.00%	0.00%
Exercise price	$ 0.0004	$ 0.0004
2018 Plan | Minimum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.32	0.32
2018 Plan | Maximum [Member] | Options classified as Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 5.0	$ 5.0